Derivative Instruments (Offsetting Derivative Liabilities) (Details) (Millburn Multi-Markets Trading L.P. [Member], USD $)	Dec. 31, 2014		Dec. 31, 2013
Offsetting Liabilities [Line Items]
Gross amounts of recognized liabilities	$ 1,857,824		$ 2,309,751
Gross amounts offset in the Statement of Financial Condition	(1,297,243)		(2,209,167)
Net amounts of liabilities presented in the Statement of Financial Condition	560,581		100,584
Financial Instruments
Collateral Pledged	(560,581)	[1],[2]	(100,584)	[1],[2]
Net Amount		[3]		[4]
Counterparty H [Member]
Offsetting Liabilities [Line Items]
Net amounts of liabilities presented in the Statement of Financial Condition	560,581		100,584
Financial Instruments
Collateral Pledged	(560,581)	[1],[2]	(100,584)	[1],[2]
Net Amount		[3]		[4]
Forward Currency Contracts [Member] | Counterparty H [Member]
Offsetting Liabilities [Line Items]
Gross amounts of recognized liabilities	1,857,824		2,309,751
Gross amounts offset in the Statement of Financial Condition	(1,297,243)		(2,209,167)
Net amounts of liabilities presented in the Statement of Financial Condition	$ 560,581		$ 100,584

[1]	Collateral received and pledged includes both cash and U.S. Treasury notes held at each broker.
[2]	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets the Statement of Financial Condition, for each respective counterparty.
[3]	Net amount represents the amounts owed by the Partnership to each counterparty as of December 31, 2014.
[4]